Equity Instruments (Details)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Assumptions Used To Determine Fair Value Options [Line Items]
Expected volatility	75.00%
Risk free interest rate	1.32%
Expected term (years)	5 years
Luoxis Diagnostics [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected volatility	75.00%	0.00%
Risk free interest rate, Minimum	1.16%
Risk free interest rate, Maximum	1.90%
Risk free interest rate		0.00%
Expected term (years)		0 years
Dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%
Minimum [Member] | Luoxis Diagnostics [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected term (years)	3 years 9 months
Maximum [Member] | Luoxis Diagnostics [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected term (years)	6 years 3 months